Summary of Significant Accounting Policies - Schedule of Information about Group Segment and includes the Reconciliation to Loss from Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Segment Reporting Information [Line Items]
Merchandise costs	¥ (13,086,418)	$ (1,792,832)	¥ (10,338,870)	¥ (7,596,613)
Other fulfillment expenses	(1,361,624)		(1,100,604)	(1,079,407)
Other selling and marketing expenses	(1,085,166)		(944,871)	(876,643)
Other general and administrative expenses	(247,152)		(192,825)	(158,151)
Other technology and content expenses	(191,736)		(173,135)	(192,944)
Share-based compensation expense	(166,741)	(22,844)	(134,402)	(174,236)
Amortization of intangible assets and deferred cost resulting from assets and business acquisitions, net of tax effects	(155,614)		(247,023)	(247,285)
Impairment loss of deferred cost, intangible assets and goodwill				(2,097,257)
Goodwill impairment loss	0	0	0	(1,819,926)
Other segment items	(42,178)		9,698	85,175
Net loss	(8,229)	(1,128)	(156,250)	(2,467,937)
Product [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	14,844,416	2,033,677	11,658,298	8,676,672
Service [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 1,483,984	$ 203,305	¥ 1,307,484	¥ 1,192,752